Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 478	$ 624	$ 803
Net Gains (Losses) Included in Net Income		(6)	(10)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	15	8	91
Purchases
Sales			(109)
Principal Payments	(88)	(148)	(151)
Issuances
Settlements
End of Period Balance	405	478	624
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	14	9	65
Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	297	355	802
Net Gains (Losses) Included in Net Income	(6)	(13)	(24)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	19	17	228
Purchases
Sales		(20)	(562)
Principal Payments	(30)	(42)	(89)
Issuances
Settlements
End of Period Balance	280	297	355
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	19	17	80
Asset-Backed Securities Other [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	63	15	117
Net Gains (Losses) Included in Net Income	4	3	7
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		1
Purchases	5	51	3
Sales			(93)
Principal Payments	(10)	(7)	(19)
Issuances
Settlements
End of Period Balance	62	63	15
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period			2
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	9	9	9
Net Gains (Losses) Included in Net Income
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases
Sales
Principal Payments
Issuances
Settlements
End of Period Balance	9	9	9
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
Non-agency [Member] | Commercial [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			42
Net Gains (Losses) Included in Net Income			1
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases
Sales			(38)
Principal Payments			(5)
Issuances
Settlements
End of Period Balance
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
Collateralized Loan Obligations [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			120
Net Gains (Losses) Included in Net Income			13
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(8)
Purchases
Sales			(104)
Principal Payments			(21)
Issuances
Settlements
End of Period Balance
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2,680	1,700	1,519
Net Gains (Losses) Included in Net Income	(588)	203	(818)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases	5	8	42
Sales	(141)
Principal Payments
Issuances	382	769	957
Settlements
End of Period Balance	2,338	2,680	1,700
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	(588)	203	(818)
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	445	1,179	1,228
Net Gains (Losses) Included in Net Income	904	(18)	2,398
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases	1	1	3
Sales	(4)	(5)	(5)
Principal Payments
Issuances
Settlements	(772)	(712)	(2,445)
End of Period Balance	574	445	1,179
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	188	(321)	150
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	847	1,003	1,893
Net Gains (Losses) Included in Net Income	(2)	(16)	(13)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	34	26	311
Purchases	5	51	3
Sales		(20)	(906)
Principal Payments	(128)	(197)	(285)
Issuances
Settlements
End of Period Balance	756	847	1,003
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	$ 33	$ 26	$ 147